SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund

June 30, 2020 (Unaudited)

Principal Amount		Value

Corporate Bonds — 72.59%
Basic Materials — 1.56%
$ 350,000	DuPont de Nemours, Inc., (LIBOR USD 3-Month + 1.110%), 1.50%, 11/15/23(a)	$350,480
200,000	DuPont de Nemours, Inc., 4.21%, 11/15/23	219,341
400,000	Nutrien Ltd., 3.15%, 10/1/22	417,414

		987,235

Communications — 6.13%
150,000	AT&T, Inc., (LIBOR USD 3-Month + 1.180%), 1.50%, 6/12/24(a)	150,307
150,000	AT&T, Inc., 3.80%, 3/15/22	158,235
500,000	AT&T, Inc., 4.45%, 4/1/24	560,334
1,000,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.46%, 7/23/22	1,066,729
150,000	Comcast Corp., (LIBOR USD 3-Month + 0.630%), 1.85%, 4/15/24(a)	150,378
395,000	Discovery Communications LLC, 2.95%, 3/20/23	414,925
150,000	Fox Corp., 3.67%, 1/25/22	156,965
300,000	Interpublic Group of Cos, Inc. (The), 3.50%, 10/1/20	302,052
250,000	Qwest Corp., 6.75%, 12/1/21	263,541
155,000	Rogers Communications, Inc., 3.00%, 3/15/23	164,673
250,000	Videotron Ltd., 5.00%, 7/15/22	256,652
196,000	Walt Disney Co. (The), 7.75%, 1/20/24	237,331

		3,882,122

Consumer, Cyclical — 5.03%
400,000	American Honda Finance Corp., (LIBOR USD 3-Month + 0.540%), MTN, 0.85%, 6/27/22(a)	398,991
300,000	Delta Air Lines, Inc., 2.90%, 10/28/24	242,570
250,000	General Motors Financial Co., Inc., 2.90%, 2/26/25	249,049
350,000	General Motors Financial Co., Inc., 3.20%, 7/6/21	353,897
200,000	General Motors Financial Co., Inc., 3.45%, 1/14/22	203,343
300,000	Hyundai Capital America, 3.00%, 10/30/20(b)	301,135
250,000	Lennar Corp., 4.75%, 11/15/22	258,948
300,000	Starbucks Corp., 2.10%, 2/4/21	302,490
400,000	Volkswagen Group of America Finance LLC, 2.70%, 9/26/22(b)	413,088
200,000	Volkswagen Group of America Finance LLC, 3.88%, 11/13/20(b)	202,082
250,000	Walgreens Boots Alliance, Inc., 3.30%, 11/18/21	257,654

		3,183,247

Consumer, Non-cyclical — 11.54%
250,000	AbbVie, Inc., 2.30%, 11/21/22(b)	258,626
400,000	AbbVie, Inc., 3.25%, 10/1/22(b)	418,916
250,000	AbbVie, Inc., 3.45%, 3/15/22(b)	259,997
150,000	Amgen, Inc., 2.65%, 5/11/22	155,733
200,000	Bayer US Finance II LLC, 3.50%, 6/25/21(b)	204,981
125,000	Becton Dickinson and Co., (LIBOR USD 3-Month + 1.030%), 1.35%, 6/6/22(a)	125,011
750,000	Becton Dickinson and Co., 2.89%, 6/6/22	776,365

1

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

June 30, 2020 (Unaudited)

Principal Amount		Value

$200,000	Bristol-Myers Squibb Co., 2.88%, 2/19/21(b)	$203,144
200,000	Bristol-Myers Squibb Co., 2.90%, 7/26/24(b)	215,987
350,000	Cigna Corp., (LIBOR USD 3-Month + 0.890%), 2.11%, 7/15/23(a)	349,717
150,000	Conagra Brands, Inc., 3.80%, 10/22/21	155,941
350,000	CVS Health Corp., 2.13%, 6/1/21	354,484
300,000	CVS Health Corp., 2.63%, 8/15/24	319,026
27,000	CVS Health Corp., 3.35%, 3/9/21	27,519
100,000	CVS Health Corp., 3.70%, 3/9/23	107,337
400,000	EMD Finance LLC, 2.95%, 3/19/22(b)	412,755
250,000	EMD Finance LLC, 3.25%, 3/19/25(b)	272,019
140,000	Equifax, Inc., 2.60%, 12/1/24	148,085
100,000	Equifax, Inc., 3.60%, 8/15/21	102,940
250,000	HCA, Inc., 5.88%, 5/1/23	270,932
250,000	Health Care Service Corp. A Mutual Legal Reserve Co., 1.50%, 6/1/25(b)	253,652
15,000	Kraft Heinz Foods Co., 2.80%, 7/2/20	15,000
150,000	Kroger Co. (The), 3.30%, 1/15/21	151,867
250,000	Molson Coors Brewing Co., 2.10%, 7/15/21	253,343
275,000	Mondelez International, Inc., 2.13%, 4/13/23	284,805
500,000	Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	509,624
250,000	Shire Acquisitions Investments Ireland DAC, 2.88%, 9/23/23	264,928
200,000	Takeda Pharmaceutical Co. Ltd., 4.00%, 11/26/21	208,605
225,000	Upjohn, Inc., 1.13%, 6/22/22(b)	226,342

		7,307,681

Energy — 8.20%
200,000	Enbridge Energy Partners LP, 4.20%, 9/15/21	206,219
500,000	Energy Transfer Operating LP, 4.50%, 4/15/24	541,925
550,000	Energy Transfer Operating LP, 5.20%, 2/1/22	576,109
150,000	Kinder Morgan Energy Partners LP, 3.50%, 3/1/21	151,825
200,000	Kinder Morgan Energy Partners LP, 4.25%, 9/1/24	220,385
400,000	Kinder Morgan Energy Partners LP, 5.80%, 3/1/21	412,937
300,000	Marathon Petroleum Corp., 5.13%, 3/1/21	308,336
400,000	MPLX LP, (LIBOR USD 3-Month + 1.100%), 1.41%, 9/9/22(a)	394,049
250,000	ONEOK Partners LP, 3.38%, 10/1/22	258,688
350,000	ONEOK, Inc., 4.25%, 2/1/22	363,976
500,000	Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	510,553
200,000	Spectra Energy Partners LP, 4.60%, 6/15/21	205,458
750,000	Williams Cos., Inc. (The), 3.35%, 8/15/22	781,016
250,000	Williams Cos., Inc. (The), 4.00%, 11/15/21	258,141

		5,189,617

Financial — 24.20%
180,000	American Tower Corp., REIT, 3.30%, 2/15/21	183,199
350,000	American Tower Corp., REIT, 3.50%, 1/31/23	373,851
450,000	Bank of America Corp., MTN, 2.33%, 10/1/21(c)	451,805
500,000	Bank of America Corp., 3.00%, 12/20/23(c)	524,969

2

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

June 30, 2020 (Unaudited)

Principal Amount		Value

$600,000	Bank of Nova Scotia (The), 2.00%, 11/15/22	$618,311
250,000	Barclays Plc, 3.20%, 8/10/21	257,409
200,000	BNP Paribas SA, 2.95%, 5/23/22(b)	206,859
550,000	BNP Paribas SA, 3.50%, 3/1/23(b)	582,313
675,000	Canadian Imperial Bank of Commerce, 0.95%, 6/23/23	677,479
250,000	Canadian Imperial Bank of Commerce, (LIBOR USD 3-Month + 0.660%), 0.97%, 9/13/23(a)	249,952
250,000	CIT Group, Inc., 4.75%, 2/16/24	253,360
150,000	Citigroup, Inc., (LIBOR USD 3-Month + 1.190%), 1.75%, 8/2/21(a)	151,266
300,000	Citigroup, Inc., 2.75%, 4/25/22	310,781
200,000	Citigroup, Inc., 2.90%, 12/8/21	205,958
350,000	Citigroup, Inc., 4.04%, 6/1/24(c)	380,279
300,000	Cooperatieve Rabobank UA, (LIBOR USD 3-Month + 0.480%), 1.79%, 1/10/23(a)	299,813
250,000	Cooperatieve Rabobank UA, 3.95%, 11/9/22	264,668
300,000	Credit Agricole SA, 3.25%, 10/4/24(b)	322,276
500,000	Credit Agricole SA, 3.75%, 4/24/23(b)	535,171
250,000	Credit Suisse Group Funding Guernsey Ltd., 3.13%, 12/10/20	252,804
500,000	Credit Suisse Group Funding Guernsey Ltd., 3.80%, 9/15/22	530,711
275,000	Crown Castle International Corp., REIT, 1.35%, 7/15/25	276,794
200,000	Crown Castle International Corp., REIT, 3.40%, 2/15/21	203,140
350,000	Crown Castle International Corp., REIT, 5.25%, 1/15/23	389,165
500,000	Goldman Sachs Group, Inc. (The), 2.91%, 7/24/23(c)	519,420
550,000	Goldman Sachs Group, Inc. (The), 3.63%, 2/20/24	598,102
250,000	HSBC Holdings Plc, (LIBOR USD 3-Month + 1.660%), 2.02%, 5/25/21(a)	252,709
200,000	HSBC Holdings Plc, 2.65%, 1/5/22	205,540
400,000	ING Groep NV, 3.15%, 3/29/22	415,664
330,000	JPMorgan Chase & Co., 1.51%, 6/1/24(c)	335,496
200,000	JPMorgan Chase & Co., (LIBOR USD 3-Month + 0.890%), 1.93%, 7/23/24(a)	200,366
490,000	JPMorgan Chase & Co., 3.21%, 4/1/23(c)	509,906
250,000	Lloyds Banking Group Plc, 3.00%, 1/11/22	257,966
200,000	Morgan Stanley, (LIBOR USD 3-Month + 0.930%), 2.03%, 7/22/22(a)	200,756
350,000	Morgan Stanley, (LIBOR USD 3-Month + 1.180%), 2.32%, 1/20/22(a)	351,353
700,000	Morgan Stanley, MTN, 2.75%, 5/19/22	726,729
100,000	Regions Financial Corp., 2.75%, 8/14/22	104,183
250,000	Santander UK Group Holdings Plc, 2.88%, 10/16/20	251,701
243,000	Santander UK Plc, (LIBOR USD 3-Month + 0.620%), 0.97%, 6/1/21(a)	243,643
545,000	Toronto-Dominion Bank (The), MTN, 0.75%, 6/12/23	548,155
575,000	Wells Fargo & Co., 2.50%, 3/4/21	583,006

3

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

June 30, 2020 (Unaudited)

Principal Amount		Value

$250,000	Wells Fargo & Co., MTN, 2.63%, 7/22/22	$260,121
250,000	Westpac Banking Corp., (LIBOR USD 3-Month + 0.710%), 1.02%, 6/28/22(a)	251,728

		15,318,877

Industrial — 6.92%
350,000	Agilent Technologies, Inc., 3.88%, 7/15/23	379,348
135,000	Burlington Northern Santa Fe LLC, 4.10%, 6/1/21	137,636
600,000	Carrier Global Corp., 1.92%, 2/15/23(b)	611,777
341,000	Caterpillar Financial Services Corp., (LIBOR USD 3-Month + 0.200%), MTN, 0.64%, 11/12/21(a)	340,692
100,000	Caterpillar Financial Services Corp., (LIBOR USD 3-Month + 0.590%), MTN, 0.91%, 6/6/22(a)	100,522
250,000	Ingersoll-Rand Global Holding Co. Ltd., 4.25%, 6/15/23	274,524
250,000	Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24	275,273
300,000	John Deere Capital Corp., (LIBOR USD 3-Month + 0.490%), MTN, 0.80%, 6/13/22(a)	300,950
300,000	Northrop Grumman Corp., 2.55%, 10/15/22	312,913
300,000	Raytheon Technologies Corp., 2.80%, 3/15/22(b)	309,406
450,000	Raytheon Technologies Corp., 3.20%, 3/15/24(b)	483,149
250,000	Republic Services, Inc., 2.50%, 8/15/24	265,897
225,000	Roper Technologies, Inc., 2.35%, 9/15/24	237,919
50,000	Roper Technologies, Inc., 2.80%, 12/15/21	51,413
275,000	Roper Technologies, Inc., 3.65%, 9/15/23	299,142

		4,380,561

Technology — 5.87%
255,000	Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.20%, 1/15/21	256,592
400,000	Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.63%, 1/15/24	430,028
400,000	Broadcom, Inc., 3.13%, 4/15/21(b)	406,591
250,000	Broadcom, Inc., 3.13%, 10/15/22(b)	260,349
200,000	Dell International LLC / EMC Corp., 4.42%, 6/15/21(b)	205,545
650,000	Dell International LLC / EMC Corp., 5.45%, 6/15/23(b)	711,185
200,000	Hewlett Packard Enterprise Co., 3.60%, 10/15/20(d)	201,241
325,000	Leidos, Inc., 2.95%, 5/15/23(b)	341,167
300,000	NXP BV / NXP Funding LLC, 4.13%, 6/1/21(b)	308,865
250,000	NXP BV / NXP Funding LLC, 4.63%, 6/1/23(b)	273,389
200,000	NXP BV / NXP Funding LLC, 4.63%, 6/15/22(b)	212,942
100,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 2.70%, 5/1/25(b)	104,714

		3,712,608

Utilities — 3.14%
300,000	CenterPoint Energy, Inc., 3.85%, 2/1/24	327,714
350,000	Exelon Corp., 2.45%, 4/15/21	354,726
250,000	FirstEnergy Corp., Series B, 4.25%, 3/15/23	270,249
270,000	Georgia Power Co., Series A, 2.10%, 7/30/23	280,959

4

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

June 30, 2020 (Unaudited)

Principal Amount		Value

$550,000	Sempra Energy, 2.90%, 2/1/23	$575,636
175,000	Southern Co. Gas Capital Corp., 3.50%, 9/15/21	179,715

		1,988,999

Total Corporate Bonds		45,950,947

(Cost $45,008,153)

Asset Backed Securities — 24.91%
146,020	AmeriCredit Automobile Receivables Trust, Series 2016-1, Class D, 3.59%, 2/8/22	146,401
115,000	AmeriCredit Automobile Receivables Trust, Series 2016-2, Class D, 3.65%, 5/9/22	115,839
57,556	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class B, 2.30%, 2/18/22	57,639
400,000	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class D, 3.13%, 1/18/23	405,687
395,000	AmeriCredit Automobile Receivables Trust, Series 2017-3, Class D, 3.18%, 7/18/23	403,962
160,000	AmeriCredit Automobile Receivables Trust, Series 2018-1, Class C, 3.50%, 1/18/24	165,975
240,000	AmeriCredit Automobile Receivables Trust, Series 2019-1, Class D, 3.62%, 3/18/25	244,674
508,000	AmeriCredit Automobile Receivables Trust, Series 2019-2, Class B, 2.54%, 7/18/24	522,464
125,000	AmeriCredit Automobile Receivables Trust, Series 2019-2, Class C, 2.74%, 4/18/25	128,363
300,000	AmeriCredit Automobile Receivables Trust, Series 2019-3, Class B, 2.13%, 7/18/25	305,661
455,000	AmeriCredit Automobile Receivables Trust, Series 2019-3, Class D, 2.58%, 9/18/25	442,641
275,000	Capital Auto Receivables Asset Trust, Series 2017-1, Class D, 3.15%, 2/20/25(b)	280,278
570,000	Capital Auto Receivables Asset Trust, Series 2018-2, Class C, 3.69%, 12/20/23(b)	584,077
147,000	CarMax Auto Owner Trust, Series 2017-1, Class B, 2.54%, 9/15/22	149,145
360,000	CarMax Auto Owner Trust, Series 2017-1, Class D, 3.43%, 7/17/23	364,213
502,000	CarMax Auto Owner Trust, Series 2017-3, Class D, 3.46%, 10/16/23	508,900
420,000	CarMax Auto Owner Trust, Series 2017-4, Class D, 3.30%, 5/15/24	425,021
475,000	CarMax Auto Owner Trust, Series 2018-1, Class D, 3.37%, 7/15/24	478,815
305,000	CarMax Auto Owner Trust, Series 2018-3, Class D, 3.91%, 1/15/25	312,140
335,000	CarMax Auto Owner Trust, Series 2019-1, Class C, 3.74%, 1/15/25	346,152
625,000	CarMax Auto Owner Trust, Series 2019-3, Class B, 2.50%, 4/15/25	634,907

5

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

June 30, 2020 (Unaudited)

Principal Amount		Value

$250,000	CarMax Auto Owner Trust, Series 2019-3, Class C, 2.60%, 6/16/25	$251,738
310,000	CarMax Auto Owner Trust, Series 2019-4, Class C, 2.60%, 9/15/25	313,497
175,000	CarMax Auto Owner Trust, Series 2020-1, Class C, 2.34%, 11/17/25	174,859
400,000	Dell Equipment Finance Trust, Series 2018-1, Class C, 3.53%, 6/22/23(b)	404,462
300,000	Dell Equipment Finance Trust, Series 2018-2, Class C, 3.72%, 10/22/23(b)	304,935
175,000	Dell Equipment Finance Trust, Series 2019-2, Class D, 2.48%, 4/22/25(b)	172,395
168,871	Drive Auto Receivables Trust, Series 2016-CA, Class D, 4.18%, 3/15/24(b)	171,167
190,802	Drive Auto Receivables Trust, Series 2017-AA, Class D, 4.16%, 5/15/24(b)	193,800
81,470	Drive Auto Receivables Trust, Series 2017-BA, Class D, 3.72%, 10/17/22(b)	81,850
173,935	Drive Auto Receivables Trust, Series 2018-3, Class C, 3.72%, 9/16/24	175,102
200,000	Drive Auto Receivables Trust, Series 2019-1, Class C, 3.78%, 4/15/25	203,124
500,000	Drive Auto Receivables Trust, Series 2019-1, Class D, 4.09%, 6/15/26	506,955
180,000	Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90%, 8/15/25	182,433
175,000	Drive Auto Receivables Trust, Series 2019-4, Class C, 2.51%, 11/17/25	177,197
50,000	Drive Auto Receivables Trust, Series 2019-4, Class D, 2.70%, 2/16/27	50,086
175,000	Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36%, 3/16/26	176,318
270,000	Ford Credit Auto Lease Trust, Series 2019-A, Class B, 3.25%, 7/15/22	276,301
200,000	GM Financial Automobile Leasing Trust, Series 2019-1, Class D, 3.95%, 5/22/23	203,765
180,000	GM Financial Automobile Leasing Trust, Series 2019-3, Class C, 2.35%, 7/20/23	180,084
575,000	GM Financial Automobile Leasing Trust, Series 2020-1, Class C, 2.04%, 12/20/23	571,070
370,000	GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class B, 2.87%, 10/16/24	382,734
410,000	GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class B, 2.32%, 12/16/24	418,852
120,000	GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class C, 2.62%, 1/16/25	122,938
80,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class B, 2.03%, 4/16/25	81,964
60,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class C, 2.18%, 5/16/25	60,862

6

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

June 30, 2020 (Unaudited)

Principal Amount		Value

$180,241	Santander Drive Auto Receivables Trust, Series 2016-2, Class D, 3.39%, 4/15/22	$181,324
265,000	Santander Drive Auto Receivables Trust, Series 2017-1, Class D, 3.17%, 4/17/23	268,116
175,000	Santander Drive Auto Receivables Trust, Series 2018-1, Class D, 3.32%, 3/15/24	178,924
365,000	Santander Drive Auto Receivables Trust, Series 2018-3, Class C, 3.51%, 8/15/23	369,649
145,000	Santander Drive Auto Receivables Trust, Series 2019-1, Class C, 3.42%, 4/15/25	147,870
300,000	Santander Drive Auto Receivables Trust, Series 2019-2, Class C, 2.90%, 10/15/24	305,283
80,000	Santander Drive Auto Receivables Trust, Series 2019-3, Class D, 2.68%, 10/15/25	80,180
246,027	Santander Retail Auto Lease Trust, Series 2017-A, Class B, 2.68%, 1/20/22(b)	246,069
500,000	Santander Retail Auto Lease Trust, Series 2019-B, Class C, 2.77%, 8/21/23(b)	498,592
275,000	Verizon Owner Trust, Series 2019-C, Class B, 2.06%, 4/22/24	279,144
350,000	World Omni Auto Receivables Trust, Series 2016-B, Class B, 1.73%, 7/15/23	350,779

Total Asset Backed Securities		15,767,372

(Cost $15,690,219)

U.S. Government Agency Backed Mortgages — 0.45%
Fannie Mae — 0.01%
3,454	Series 2001-70, Class OF, (LIBOR USD 1-Month + 0.950%), 1.14%, 10/25/31(a)	3,519
2,544	Series 2009-87, Class FX, (LIBOR USD 1-Month + 0.750%), 0.93%, 11/25/39(a)	2,575

		6,094

Freddie Mac — 0.44%
255,000	Series 2011-K13, Class B, 4.77%, 1/25/48(b),(d)	259,324
2,583	Series 2448, Class FT, (LIBOR USD 1-Month + 1.000%), 1.19%, 3/15/32(a)	2,638
2,767	Series 2488, Class FQ, (LIBOR USD 1-Month + 1.000%), 1.19%, 3/15/32(a)	2,825
9,495	Series 2627, Class MW, 5.00%, 6/15/23	9,917
1,232	Series 3770, Class FP, (LIBOR USD 1-Month + 0.500%), 0.69%, 11/15/40(a)	1,235
1,133	Series 4027, Class GD, 2.00%, 10/15/25	1,134

		277,073

Total U.S. Government Agency Backed Mortgages		283,167

(Cost $292,398)

7

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

June 30, 2020 (Unaudited)

Principal Amount		Value

Collateralized Mortgage Obligations — 0.02%
$11,016	JP Morgan Resecuritization Trust Series, Series 2014-1, Class 9A3, (LIBOR USD 1-Month + 0.290%), 0.46%, 12/26/35(a),(b)	$10,932

Total Collateralized Mortgage Obligations		10,932

(Cost $10,854)

Shares
Investment Company — 1.41%
890,827	U.S. Government Money Market Fund, RBC Institutional Class 1(e)	890,827

Total Investment Company		890,827

(Cost $890,827)

Total Investments		$62,903,245
(Cost $61,892,451) — 99.38%
Other assets in excess of liabilities — 0.62%		395,537

NET ASSETS — 100.00%		$63,298,782

(a)	Floating rate note. Rate shown is as of report date.
(b)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Affiliated investment.

Financial futures contracts as of June 30, 2020:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
Two Year U.S. Treasury Note	46	September 2020	$3,102	USD	$10,158,094	Barclays Capital Group

Total			$3,102

8

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

June 30, 2020 (Unaudited)

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
Five Year U.S. Treasury Note	15	September 2020	$(5,435)	USD	$1,886,133	Barclays Capital Group

Total			$(5,435)

Abbreviations used are defined below:

LIBOR - London Interbank Offered Rate

MTN - Medium Term Note

REIT - Real Estate Investment Trust

USD - United States Dollar

9